MORGAN STANLEY VARIABLE INSURANCE FUND, INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

May 3, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  Morgan Stanley Variable Insurance Fund, Inc.

File Nos. 333-03013; 811-07607

Ladies and Gentlemen:

On behalf of Morgan Stanley Variable Insurance Fund, Inc. (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A, filed on April 15, 2019, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 15, 2019, accession number 0001133228-19-002256.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai